Document and Entity Information	Sep. 25, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001137091
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Registrant Name	Power Solutions International, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35944
Entity Tax Identification Number	33-0963637
Entity Address, Address Line One	201 Mittel Drive
Entity Address, City or Town	Wood Dale
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60191
City Area Code	(630)
Local Phone Number	350-9400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PSIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false